Schedule III - Real Estate and Accumulated Depreciation - Properties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Property	Sep. 30, 2025 USD ($) Property	Dec. 31, 2023 USD ($)	Feb. 03, 2023 USD ($)	Feb. 02, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3,010
Encumbrances	$ 100,375
Land & Improvements, Initial Cost to Company	3,795,945
Building & improvements, Initial Cost to Company	9,321,332
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	44,470
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	185,070
Land & Improvements, Gross	3,840,415
Building & Improvements, Gross	9,506,402
Total real estate investments	13,346,817		$ 13,178,994		$ 11,236,730	$ 11,198,897	$ 9,936,320
Accumulated Depreciation	(984,685)		(479,243)	$ 0	$ (1,438,138)	$ (1,410,829)	$ (1,134,007)
Nonrecourse debt obligations of consolidated special purpose entities, net	$ 2,900,000
Number of single-tenant properties | Property	3,294
Long-Term Debt, Recourse Status [Extensible Enumeration]	us-gaap:NonrecourseMember
Number of properties owned | Property	3,269
Number of ground lease interests (in properties) | Property	25	22
Number of properties accounted as financing arrangements | Property	190	227
Number of real estate properties sales-type leases | Property	93
Intangible lease assets	$ 588,635	$ 569,287	$ 615,327
Aggregate cost for federal income tax purposes	15,800,000
Reclassification of gross land and building to loans and financing receivables	$ 171,300
Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Georgia - Fitzgerald | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 7,564
Building & improvements, Initial Cost to Company	36,442
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,564
Building & Improvements, Gross	36,442
Total real estate investments	44,006
Accumulated Depreciation	$ (3,465)
Illinois - Chicago | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 19,149
Building & improvements, Initial Cost to Company	20,293
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	19,149
Building & Improvements, Gross	20,293
Total real estate investments	39,442
Accumulated Depreciation	$ (2,178)
Illinois - Chicago | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 12,453
Building & improvements, Initial Cost to Company	29,707
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,509
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,578
Land & Improvements, Gross	13,962
Building & Improvements, Gross	36,285
Total real estate investments	50,247
Accumulated Depreciation	$ (2,888)
Alabama | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	44
Land & Improvements, Initial Cost to Company	$ 44,402
Building & improvements, Initial Cost to Company	109,022
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,711
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,963
Land & Improvements, Gross	47,113
Building & Improvements, Gross	113,985
Total real estate investments	161,098
Accumulated Depreciation	$ (12,260)
Alabama | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	17
Land & Improvements, Initial Cost to Company	$ 15,006
Building & improvements, Initial Cost to Company	31,416
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	49
Land & Improvements, Gross	15,006
Building & Improvements, Gross	31,465
Total real estate investments	46,471
Accumulated Depreciation	$ (3,281)
Texas - Abilene | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 7,065
Building & improvements, Initial Cost to Company	36,904
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,065
Building & Improvements, Gross	36,904
Total real estate investments	43,969
Accumulated Depreciation	$ (2,360)
Texas - Abilene | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 792
Building & improvements, Initial Cost to Company	2,793
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	792
Building & Improvements, Gross	2,793
Total real estate investments	3,585
Accumulated Depreciation	$ (406)
Wisconsin - Colby | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 5,261
Building & improvements, Initial Cost to Company	34,573
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,261
Building & Improvements, Gross	34,573
Total real estate investments	39,834
Accumulated Depreciation	$ (4,478)
Georgia - Augusta | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 15,817
Building & improvements, Initial Cost to Company	24,507
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	288
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,030
Land & Improvements, Gross	16,105
Building & Improvements, Gross	27,537
Total real estate investments	43,642
Accumulated Depreciation	$ (2,671)
Illinois - Albion | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 11,358
Building & improvements, Initial Cost to Company	38,145
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	11,358
Building & Improvements, Gross	38,145
Total real estate investments	49,503
Accumulated Depreciation	$ (4,451)
Alaska | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	9
Land & Improvements, Initial Cost to Company	$ 9,996
Building & improvements, Initial Cost to Company	25,117
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,996
Building & Improvements, Gross	25,117
Total real estate investments	35,113
Accumulated Depreciation	$ (2,038)
Alaska | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 738
Building & improvements, Initial Cost to Company	1,105
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	330
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,766
Land & Improvements, Gross	1,068
Building & Improvements, Gross	3,871
Total real estate investments	4,939
Accumulated Depreciation	$ (199)
Texas - Amarillo | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 5,425
Building & improvements, Initial Cost to Company	17,573
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	320
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,175
Land & Improvements, Gross	5,745
Building & Improvements, Gross	22,748
Total real estate investments	28,493
Accumulated Depreciation	$ (1,966)
Texas - Amarillo | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 379
Building & improvements, Initial Cost to Company	389
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	379
Building & Improvements, Gross	389
Total real estate investments	768
Accumulated Depreciation	$ (37)
Wisconsin - Other | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	65
Land & Improvements, Initial Cost to Company	$ 105,639
Building & improvements, Initial Cost to Company	337,120
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,104
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	625
Land & Improvements, Gross	106,743
Building & Improvements, Gross	337,745
Total real estate investments	444,488
Accumulated Depreciation	$ (34,345)
Wisconsin - Other | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	33
Land & Improvements, Initial Cost to Company	$ 33,177
Building & improvements, Initial Cost to Company	103,972
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	33,177
Building & Improvements, Gross	103,972
Total real estate investments	137,149
Accumulated Depreciation	$ (12,459)
Wisconsin - Other | Collateral For CMBS Debt Dollar value
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Encumbrances	$ 30,817
Land & Improvements, Initial Cost to Company	18,497
Building & improvements, Initial Cost to Company	53,410
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	18,497
Building & Improvements, Gross	53,410
Total real estate investments	71,907
Accumulated Depreciation	(6,992)
Georgia - Buford | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Land & Improvements, Initial Cost to Company	6,552
Building & improvements, Initial Cost to Company	31,156
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,552
Building & Improvements, Gross	31,156
Total real estate investments	37,708
Accumulated Depreciation	$ (3,486)
Georgia - Buford | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,132
Building & improvements, Initial Cost to Company	2,386
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,132
Building & Improvements, Gross	2,386
Total real estate investments	3,518
Accumulated Depreciation	$ (252)
Illinois - Other | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	140
Land & Improvements, Initial Cost to Company	$ 104,074
Building & improvements, Initial Cost to Company	292,980
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,602
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,059
Land & Improvements, Gross	105,676
Building & Improvements, Gross	295,039
Total real estate investments	400,715
Accumulated Depreciation	$ (30,863)
Illinois - Other | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	41
Land & Improvements, Initial Cost to Company	$ 65,987
Building & improvements, Initial Cost to Company	145,047
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	379
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,947
Land & Improvements, Gross	66,366
Building & Improvements, Gross	150,994
Total real estate investments	217,360
Accumulated Depreciation	$ (16,470)
Arizona | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	70
Land & Improvements, Initial Cost to Company	$ 90,120
Building & improvements, Initial Cost to Company	226,975
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,994
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	9,810
Land & Improvements, Gross	94,114
Building & Improvements, Gross	236,785
Total real estate investments	330,899
Accumulated Depreciation	$ (18,927)
Arizona | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	41
Land & Improvements, Initial Cost to Company	$ 75,084
Building & improvements, Initial Cost to Company	185,880
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	54
Land & Improvements, Gross	75,084
Building & Improvements, Gross	185,934
Total real estate investments	261,018
Accumulated Depreciation	$ (16,878)
Texas - Arlington | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 2,031
Building & improvements, Initial Cost to Company	5,975
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,031
Building & Improvements, Gross	5,975
Total real estate investments	8,006
Accumulated Depreciation	$ (728)
Texas - Arlington | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 3,816
Building & improvements, Initial Cost to Company	13,367
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,816
Building & Improvements, Gross	13,367
Total real estate investments	17,183
Accumulated Depreciation	$ (1,378)
Georgia - Other | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	64
Land & Improvements, Initial Cost to Company	$ 77,546
Building & improvements, Initial Cost to Company	185,604
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,130
Land & Improvements, Gross	77,550
Building & Improvements, Gross	191,734
Total real estate investments	269,284
Accumulated Depreciation	$ (17,612)
Georgia - Other | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	104
Land & Improvements, Initial Cost to Company	$ 108,784
Building & improvements, Initial Cost to Company	253,590
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	108,784
Building & Improvements, Gross	253,590
Total real estate investments	362,374
Accumulated Depreciation	$ (28,927)
Arkansas | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	29
Land & Improvements, Initial Cost to Company	$ 35,514
Building & improvements, Initial Cost to Company	63,130
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	35,514
Building & Improvements, Gross	63,130
Total real estate investments	98,644
Accumulated Depreciation	$ (7,669)
Arkansas | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	20
Land & Improvements, Initial Cost to Company	$ 15,318
Building & improvements, Initial Cost to Company	35,552
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	15,318
Building & Improvements, Gross	35,552
Total real estate investments	50,870
Accumulated Depreciation	$ (3,929)
Texas - Austin | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 6,932
Building & improvements, Initial Cost to Company	14,733
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,932
Building & Improvements, Gross	14,733
Total real estate investments	21,665
Accumulated Depreciation	$ (1,197)
Texas - Austin | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 2,461
Building & improvements, Initial Cost to Company	5,388
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,461
Building & Improvements, Gross	5,388
Total real estate investments	7,849
Accumulated Depreciation	$ (482)
California | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	30
Land & Improvements, Initial Cost to Company	$ 127,243
Building & improvements, Initial Cost to Company	275,771
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	759
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,862
Land & Improvements, Gross	128,002
Building & Improvements, Gross	282,633
Total real estate investments	410,635
Accumulated Depreciation	$ (28,244)
California | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	44
Land & Improvements, Initial Cost to Company	$ 77,378
Building & improvements, Initial Cost to Company	99,756
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,824
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	14,696
Land & Improvements, Gross	81,202
Building & Improvements, Gross	114,452
Total real estate investments	195,654
Accumulated Depreciation	$ (10,811)
Texas - Baytown | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 1,697
Building & improvements, Initial Cost to Company	16,328
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,697
Building & Improvements, Gross	16,328
Total real estate investments	18,025
Accumulated Depreciation	$ (529)
Colorado | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	29
Land & Improvements, Initial Cost to Company	$ 61,725
Building & improvements, Initial Cost to Company	208,470
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,413
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	9,489
Land & Improvements, Gross	63,138
Building & Improvements, Gross	217,959
Total real estate investments	281,097
Accumulated Depreciation	$ (22,629)
Colorado | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	14
Land & Improvements, Initial Cost to Company	$ 17,201
Building & improvements, Initial Cost to Company	38,647
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,255
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,213
Land & Improvements, Gross	18,456
Building & Improvements, Gross	42,860
Total real estate investments	61,316
Accumulated Depreciation	$ (3,685)
Connecticut | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	20
Land & Improvements, Initial Cost to Company	$ 16,465
Building & improvements, Initial Cost to Company	51,393
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	16,465
Building & Improvements, Gross	51,393
Total real estate investments	67,858
Accumulated Depreciation	$ (5,431)
Connecticut | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 5,755
Building & improvements, Initial Cost to Company	16,367
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,755
Building & Improvements, Gross	16,367
Total real estate investments	22,122
Accumulated Depreciation	$ (1,872)
Texas - Corpus Christi | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 9,968
Building & improvements, Initial Cost to Company	20,928
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,968
Building & Improvements, Gross	20,928
Total real estate investments	30,896
Accumulated Depreciation	$ (2,659)
Texas - Corpus Christi | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 1,835
Building & improvements, Initial Cost to Company	2,685
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,835
Building & Improvements, Gross	2,685
Total real estate investments	4,520
Accumulated Depreciation	$ (268)
Delaware | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 4,179
Building & improvements, Initial Cost to Company	5,059
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,179
Building & Improvements, Gross	5,059
Total real estate investments	9,238
Accumulated Depreciation	$ (827)
Texas - Cypress | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 2,168
Building & improvements, Initial Cost to Company	5,110
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	248
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	11
Land & Improvements, Gross	2,416
Building & Improvements, Gross	5,121
Total real estate investments	7,537
Accumulated Depreciation	$ (422)
Texas - Cypress | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 4,335
Building & improvements, Initial Cost to Company	8,688
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,335
Building & Improvements, Gross	8,688
Total real estate investments	13,023
Accumulated Depreciation	$ (577)
District of Columbia | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,514
Building & improvements, Initial Cost to Company	315
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,514
Building & Improvements, Gross	315
Total real estate investments	1,829
Accumulated Depreciation	$ (79)
Texas - Forney | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 4,372
Building & improvements, Initial Cost to Company	8,885
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,372
Building & Improvements, Gross	8,885
Total real estate investments	13,257
Accumulated Depreciation	$ (696)
Texas - Forney | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,091
Building & improvements, Initial Cost to Company	2,921
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,091
Building & Improvements, Gross	2,921
Total real estate investments	4,012
Accumulated Depreciation	$ (266)
Florida | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	90
Land & Improvements, Initial Cost to Company	$ 151,037
Building & improvements, Initial Cost to Company	248,481
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,478
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,272
Land & Improvements, Gross	153,515
Building & Improvements, Gross	252,753
Total real estate investments	406,268
Accumulated Depreciation	$ (24,820)
Florida | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	55
Land & Improvements, Initial Cost to Company	$ 59,109
Building & improvements, Initial Cost to Company	153,048
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	71
Land & Improvements, Gross	59,109
Building & Improvements, Gross	153,119
Total real estate investments	212,228
Accumulated Depreciation	$ (15,406)
Texas - Fort Worth | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 9,619
Building & improvements, Initial Cost to Company	22,361
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,619
Building & Improvements, Gross	22,361
Total real estate investments	31,980
Accumulated Depreciation	$ (1,906)
Texas - Fort Worth | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 9,090
Building & improvements, Initial Cost to Company	23,394
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,090
Building & Improvements, Gross	23,394
Total real estate investments	32,484
Accumulated Depreciation	$ (1,370)
Texas - Frisco | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 6,408
Building & improvements, Initial Cost to Company	13,316
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,408
Building & Improvements, Gross	13,316
Total real estate investments	19,724
Accumulated Depreciation	$ (1,108)
Texas - Frisco | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 5,272
Building & improvements, Initial Cost to Company	6,679
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,272
Building & Improvements, Gross	6,679
Total real estate investments	11,951
Accumulated Depreciation	$ (632)
Idaho | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	13
Land & Improvements, Initial Cost to Company	$ 14,584
Building & improvements, Initial Cost to Company	17,443
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	432
Land & Improvements, Gross	14,584
Building & Improvements, Gross	17,875
Total real estate investments	32,459
Accumulated Depreciation	$ (2,253)
Idaho | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	9
Land & Improvements, Initial Cost to Company	$ 24,758
Building & improvements, Initial Cost to Company	75,335
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	24,758
Building & Improvements, Gross	75,335
Total real estate investments	100,093
Accumulated Depreciation	$ (6,328)
Texas - Harlingen | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 4,078
Building & improvements, Initial Cost to Company	11,812
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,078
Building & Improvements, Gross	11,812
Total real estate investments	15,890
Accumulated Depreciation	$ (1,354)
Texas - Harlingen | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,184
Building & improvements, Initial Cost to Company	3,798
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,184
Building & Improvements, Gross	3,798
Total real estate investments	4,982
Accumulated Depreciation	$ (248)
Texas - Highlands | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 7,093
Building & improvements, Initial Cost to Company	22,938
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,093
Building & Improvements, Gross	22,938
Total real estate investments	30,031
Accumulated Depreciation	$ (701)
Indiana | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	64
Land & Improvements, Initial Cost to Company	$ 85,285
Building & improvements, Initial Cost to Company	188,597
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	515
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,159
Land & Improvements, Gross	85,800
Building & Improvements, Gross	189,756
Total real estate investments	275,556
Accumulated Depreciation	$ (18,923)
Indiana | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	30
Land & Improvements, Initial Cost to Company	$ 30,896
Building & improvements, Initial Cost to Company	69,926
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	30,896
Building & Improvements, Gross	69,926
Total real estate investments	100,822
Accumulated Depreciation	$ (7,815)
Texas - Houston | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	21
Land & Improvements, Initial Cost to Company	$ 33,129
Building & improvements, Initial Cost to Company	51,391
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	33,129
Building & Improvements, Gross	51,391
Total real estate investments	84,520
Accumulated Depreciation	$ (5,218)
Texas - Houston | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 20,964
Building & improvements, Initial Cost to Company	34,006
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	20,964
Building & Improvements, Gross	34,006
Total real estate investments	54,970
Accumulated Depreciation	$ (3,823)
Iowa | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	19
Land & Improvements, Initial Cost to Company	$ 26,537
Building & improvements, Initial Cost to Company	56,263
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	719
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,128
Land & Improvements, Gross	27,256
Building & Improvements, Gross	61,391
Total real estate investments	88,647
Accumulated Depreciation	$ (6,082)
Iowa | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	17
Land & Improvements, Initial Cost to Company	$ 12,688
Building & improvements, Initial Cost to Company	40,077
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	12,688
Building & Improvements, Gross	40,077
Total real estate investments	52,765
Accumulated Depreciation	$ (4,595)
Kansas | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	20
Land & Improvements, Initial Cost to Company	$ 10,893
Building & improvements, Initial Cost to Company	49,871
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	10,893
Building & Improvements, Gross	49,871
Total real estate investments	60,764
Accumulated Depreciation	$ (5,274)
Kansas | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 4,869
Building & improvements, Initial Cost to Company	12,379
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,869
Building & Improvements, Gross	12,379
Total real estate investments	17,248
Accumulated Depreciation	$ (965)
Texas - Humble | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 5,464
Building & improvements, Initial Cost to Company	14,206
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	112
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	344
Land & Improvements, Gross	5,576
Building & Improvements, Gross	14,550
Total real estate investments	20,126
Accumulated Depreciation	$ (1,030)
Texas - Humble | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 2,170
Building & improvements, Initial Cost to Company	4,937
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,170
Building & Improvements, Gross	4,937
Total real estate investments	7,107
Accumulated Depreciation	$ (441)
Kentucky | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	35
Land & Improvements, Initial Cost to Company	$ 38,560
Building & improvements, Initial Cost to Company	107,915
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	38,560
Building & Improvements, Gross	107,915
Total real estate investments	146,475
Accumulated Depreciation	$ (10,850)
Kentucky | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	35
Land & Improvements, Initial Cost to Company	$ 23,598
Building & improvements, Initial Cost to Company	58,023
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	23,598
Building & Improvements, Gross	58,023
Total real estate investments	81,621
Accumulated Depreciation	$ (6,214)
Louisiana | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	8
Land & Improvements, Initial Cost to Company	$ 5,654
Building & improvements, Initial Cost to Company	17,712
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,654
Building & Improvements, Gross	17,712
Total real estate investments	23,366
Accumulated Depreciation	$ (1,751)
Louisiana | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	29
Land & Improvements, Initial Cost to Company	$ 31,858
Building & improvements, Initial Cost to Company	48,410
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,903
Land & Improvements, Gross	31,858
Building & Improvements, Gross	55,313
Total real estate investments	87,171
Accumulated Depreciation	$ (6,162)
Texas - Katy | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 5,030
Building & improvements, Initial Cost to Company	7,154
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	264
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	(51)
Land & Improvements, Gross	5,294
Building & Improvements, Gross	7,103
Total real estate investments	12,397
Accumulated Depreciation	$ (932)
Texas - Katy | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 1,844
Building & improvements, Initial Cost to Company	4,121
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,844
Building & Improvements, Gross	4,121
Total real estate investments	5,965
Accumulated Depreciation	$ (516)
Maine | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	17
Land & Improvements, Initial Cost to Company	$ 20,448
Building & improvements, Initial Cost to Company	59,130
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	20,448
Building & Improvements, Gross	59,130
Total real estate investments	79,578
Accumulated Depreciation	$ (7,778)
Maine | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 1,234
Building & improvements, Initial Cost to Company	2,096
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,234
Building & Improvements, Gross	2,096
Total real estate investments	3,330
Accumulated Depreciation	$ (345)
Texas - League City | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 7,428
Building & improvements, Initial Cost to Company	15,930
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	266
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,834
Land & Improvements, Gross	7,694
Building & Improvements, Gross	18,764
Total real estate investments	26,458
Accumulated Depreciation	$ (1,279)
Maryland | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	7
Land & Improvements, Initial Cost to Company	$ 9,613
Building & improvements, Initial Cost to Company	11,901
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,613
Building & Improvements, Gross	11,901
Total real estate investments	21,514
Accumulated Depreciation	$ (1,336)
Maryland | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 7,657
Building & improvements, Initial Cost to Company	18,403
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,657
Building & Improvements, Gross	18,403
Total real estate investments	26,060
Accumulated Depreciation	$ (2,088)
Texas - Lubbock | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 9,011
Building & improvements, Initial Cost to Company	22,231
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,011
Building & Improvements, Gross	22,231
Total real estate investments	31,242
Accumulated Depreciation	$ (1,150)
Texas - Lubbock | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 10,065
Building & improvements, Initial Cost to Company	19,371
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	10,065
Building & Improvements, Gross	19,371
Total real estate investments	29,436
Accumulated Depreciation	$ (2,214)
Massachusetts | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	29
Land & Improvements, Initial Cost to Company	$ 61,035
Building & improvements, Initial Cost to Company	139,541
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	744
Land & Improvements, Gross	61,035
Building & Improvements, Gross	140,285
Total real estate investments	201,320
Accumulated Depreciation	$ (14,610)
Massachusetts | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 24,254
Building & improvements, Initial Cost to Company	30,809
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,245
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	24,956
Land & Improvements, Gross	25,499
Building & Improvements, Gross	55,765
Total real estate investments	81,264
Accumulated Depreciation	$ (3,383)
Texas - Lumberton | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 896
Building & improvements, Initial Cost to Company	16,853
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	896
Building & Improvements, Gross	16,853
Total real estate investments	17,749
Accumulated Depreciation	$ (435)
Michigan | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	96
Land & Improvements, Initial Cost to Company	$ 115,620
Building & improvements, Initial Cost to Company	320,859
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,768
Land & Improvements, Gross	115,620
Building & Improvements, Gross	327,627
Total real estate investments	443,247
Accumulated Depreciation	$ (37,270)
Michigan | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	26
Land & Improvements, Initial Cost to Company	$ 22,592
Building & improvements, Initial Cost to Company	69,344
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,812
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	5,965
Land & Improvements, Gross	25,404
Building & Improvements, Gross	75,309
Total real estate investments	100,713
Accumulated Depreciation	$ (9,950)
Texas - McAllen | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 4,771
Building & improvements, Initial Cost to Company	8,496
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,771
Building & Improvements, Gross	8,496
Total real estate investments	13,267
Accumulated Depreciation	$ (935)
Texas - McAllen | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 6,100
Building & improvements, Initial Cost to Company	9,626
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,100
Building & Improvements, Gross	9,626
Total real estate investments	15,726
Accumulated Depreciation	$ (981)
Minnesota | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	50
Land & Improvements, Initial Cost to Company	$ 86,588
Building & improvements, Initial Cost to Company	192,688
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	654
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,000
Land & Improvements, Gross	87,242
Building & Improvements, Gross	194,688
Total real estate investments	281,930
Accumulated Depreciation	$ (20,825)
Minnesota | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	40
Land & Improvements, Initial Cost to Company	$ 46,439
Building & improvements, Initial Cost to Company	110,946
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	77
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,397
Land & Improvements, Gross	46,516
Building & Improvements, Gross	114,343
Total real estate investments	160,859
Accumulated Depreciation	$ (12,997)
Minnesota | Collateral For CMBS Debt Dollar value
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Encumbrances	$ 11,204
Land & Improvements, Initial Cost to Company	7,058
Building & improvements, Initial Cost to Company	17,075
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,058
Building & Improvements, Gross	17,075
Total real estate investments	24,133
Accumulated Depreciation	$ (1,947)
Texas - Mesquite | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 4,540
Building & improvements, Initial Cost to Company	13,908
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,540
Building & Improvements, Gross	13,908
Total real estate investments	18,448
Accumulated Depreciation	$ (1,162)
Mississippi | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	27
Land & Improvements, Initial Cost to Company	$ 24,453
Building & improvements, Initial Cost to Company	69,339
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	24,453
Building & Improvements, Gross	69,339
Total real estate investments	93,792
Accumulated Depreciation	$ (8,638)
Mississippi | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	15
Land & Improvements, Initial Cost to Company	$ 18,460
Building & improvements, Initial Cost to Company	53,286
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,400
Land & Improvements, Gross	18,460
Building & Improvements, Gross	54,686
Total real estate investments	73,146
Accumulated Depreciation	$ (6,050)
Mississippi | Collateral For CMBS Debt Dollar value
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Encumbrances	$ 39,313
Land & Improvements, Initial Cost to Company	17,132
Building & improvements, Initial Cost to Company	67,651
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	17,132
Building & Improvements, Gross	67,651
Total real estate investments	84,783
Accumulated Depreciation	$ (8,030)
Texas - Pearland | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 1,532
Building & improvements, Initial Cost to Company	9,324
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,532
Building & Improvements, Gross	9,324
Total real estate investments	10,856
Accumulated Depreciation	$ (283)
Texas - Pearland | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 3,133
Building & improvements, Initial Cost to Company	5,150
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,133
Building & Improvements, Gross	5,150
Total real estate investments	8,283
Accumulated Depreciation	$ (408)
Missouri | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	59
Land & Improvements, Initial Cost to Company	$ 45,411
Building & improvements, Initial Cost to Company	148,212
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	45,411
Building & Improvements, Gross	148,212
Total real estate investments	193,623
Accumulated Depreciation	$ (15,777)
Missouri | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	25
Land & Improvements, Initial Cost to Company	$ 29,671
Building & improvements, Initial Cost to Company	57,387
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	29,671
Building & Improvements, Gross	57,387
Total real estate investments	87,058
Accumulated Depreciation	$ (5,821)
Texas - San Antonio | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	11
Land & Improvements, Initial Cost to Company	$ 15,952
Building & improvements, Initial Cost to Company	21,356
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	15,952
Building & Improvements, Gross	21,356
Total real estate investments	37,308
Accumulated Depreciation	$ (2,580)
Texas - San Antonio | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 10,934
Building & improvements, Initial Cost to Company	16,290
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	10,934
Building & Improvements, Gross	16,290
Total real estate investments	27,224
Accumulated Depreciation	$ (1,738)
Montana | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 6,344
Building & improvements, Initial Cost to Company	16,881
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,344
Building & Improvements, Gross	16,881
Total real estate investments	23,225
Accumulated Depreciation	$ (1,390)
Montana | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 5,318
Building & improvements, Initial Cost to Company	11,882
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,318
Building & Improvements, Gross	11,882
Total real estate investments	17,200
Accumulated Depreciation	$ (1,742)
Texas - Yoakum | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 3,665
Building & improvements, Initial Cost to Company	20,107
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,665
Building & Improvements, Gross	20,107
Total real estate investments	23,772
Accumulated Depreciation	$ (1,621)
Nebraska | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 11,350
Building & improvements, Initial Cost to Company	15,072
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	11,350
Building & Improvements, Gross	15,072
Total real estate investments	26,422
Accumulated Depreciation	$ (1,380)
Nebraska | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	14
Land & Improvements, Initial Cost to Company	$ 7,402
Building & improvements, Initial Cost to Company	25,817
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	931
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	996
Land & Improvements, Gross	8,333
Building & Improvements, Gross	26,813
Total real estate investments	35,146
Accumulated Depreciation	$ (2,534)
Texas - Other | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	153
Land & Improvements, Initial Cost to Company	$ 164,683
Building & improvements, Initial Cost to Company	325,210
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,145
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,274
Land & Improvements, Gross	167,828
Building & Improvements, Gross	327,484
Total real estate investments	495,312
Accumulated Depreciation	$ (32,697)
Texas - Other | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	63
Land & Improvements, Initial Cost to Company	$ 68,361
Building & improvements, Initial Cost to Company	152,755
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	68,361
Building & Improvements, Gross	152,755
Total real estate investments	221,116
Accumulated Depreciation	$ (16,042)
Nevada | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	8
Land & Improvements, Initial Cost to Company	$ 14,103
Building & improvements, Initial Cost to Company	19,370
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	677
Land & Improvements, Gross	14,103
Building & Improvements, Gross	20,047
Total real estate investments	34,150
Accumulated Depreciation	$ (1,661)
Nevada | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 9,063
Building & improvements, Initial Cost to Company	20,653
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,417
Land & Improvements, Gross	9,063
Building & Improvements, Gross	22,070
Total real estate investments	31,133
Accumulated Depreciation	$ (2,322)
Nevada | Collateral For CMBS Debt Dollar value
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Encumbrances	$ 5,749
Land & Improvements, Initial Cost to Company	3,347
Building & improvements, Initial Cost to Company	9,570
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	(1)
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	(94)
Land & Improvements, Gross	3,346
Building & Improvements, Gross	9,476
Total real estate investments	12,822
Accumulated Depreciation	$ (1,245)
New Hampshire | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	8
Land & Improvements, Initial Cost to Company	$ 9,196
Building & improvements, Initial Cost to Company	25,556
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	9,196
Building & Improvements, Gross	25,556
Total real estate investments	34,752
Accumulated Depreciation	$ (3,141)
New Hampshire | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 1,278
Building & improvements, Initial Cost to Company	8,118
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,278
Building & Improvements, Gross	8,118
Total real estate investments	9,396
Accumulated Depreciation	$ (644)
New Jersey | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 3,268
Building & improvements, Initial Cost to Company	4,317
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,268
Building & Improvements, Gross	4,317
Total real estate investments	7,585
Accumulated Depreciation	$ (516)
New Jersey | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	9
Land & Improvements, Initial Cost to Company	$ 11,325
Building & improvements, Initial Cost to Company	42,360
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	11,325
Building & Improvements, Gross	42,360
Total real estate investments	53,685
Accumulated Depreciation	$ (5,034)
New Mexico | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	8
Land & Improvements, Initial Cost to Company	$ 12,931
Building & improvements, Initial Cost to Company	37,917
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	610
Land & Improvements, Gross	12,931
Building & Improvements, Gross	38,527
Total real estate investments	51,458
Accumulated Depreciation	$ (3,030)
New Mexico | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 3,751
Building & improvements, Initial Cost to Company	3,790
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,751
Building & Improvements, Gross	3,790
Total real estate investments	7,541
Accumulated Depreciation	$ (454)
New York | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	19
Land & Improvements, Initial Cost to Company	$ 30,313
Building & improvements, Initial Cost to Company	130,925
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	30,313
Building & Improvements, Gross	130,925
Total real estate investments	161,238
Accumulated Depreciation	$ (10,017)
New York | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	16
Land & Improvements, Initial Cost to Company	$ 15,405
Building & improvements, Initial Cost to Company	37,570
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	15,405
Building & Improvements, Gross	37,570
Total real estate investments	52,975
Accumulated Depreciation	$ (5,074)
North Carolina | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	85
Land & Improvements, Initial Cost to Company	$ 67,303
Building & improvements, Initial Cost to Company	149,004
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	745
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	4,239
Land & Improvements, Gross	68,048
Building & Improvements, Gross	153,243
Total real estate investments	221,291
Accumulated Depreciation	$ (15,289)
North Carolina | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	61
Land & Improvements, Initial Cost to Company	$ 43,360
Building & improvements, Initial Cost to Company	95,094
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	43,360
Building & Improvements, Gross	95,094
Total real estate investments	138,454
Accumulated Depreciation	$ (10,136)
North Dakota | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Land & Improvements, Initial Cost to Company	$ 5,176
Building & improvements, Initial Cost to Company	32,387
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,176
Building & Improvements, Gross	32,387
Total real estate investments	37,563
Accumulated Depreciation	$ (2,444)
North Dakota | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 2,823
Building & improvements, Initial Cost to Company	13,596
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	2,823
Building & Improvements, Gross	13,596
Total real estate investments	16,419
Accumulated Depreciation	$ (1,272)
North Dakota | Collateral For CMBS Debt Dollar value
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	1
Encumbrances	$ 13,292
Land & Improvements, Initial Cost to Company	6,711
Building & improvements, Initial Cost to Company	23,927
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,711
Building & Improvements, Gross	23,927
Total real estate investments	30,638
Accumulated Depreciation	$ (3,084)
Ohio | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	85
Land & Improvements, Initial Cost to Company	$ 95,871
Building & improvements, Initial Cost to Company	302,834
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	57
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,671
Land & Improvements, Gross	95,928
Building & Improvements, Gross	304,505
Total real estate investments	400,433
Accumulated Depreciation	$ (33,039)
Ohio | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	68
Land & Improvements, Initial Cost to Company	$ 65,893
Building & improvements, Initial Cost to Company	196,161
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	65,893
Building & Improvements, Gross	196,161
Total real estate investments	262,054
Accumulated Depreciation	$ (26,090)
Oklahoma | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	28
Land & Improvements, Initial Cost to Company	$ 27,763
Building & improvements, Initial Cost to Company	54,187
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	27,763
Building & Improvements, Gross	54,187
Total real estate investments	81,950
Accumulated Depreciation	$ (6,265)
Oklahoma | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	36
Land & Improvements, Initial Cost to Company	$ 47,421
Building & improvements, Initial Cost to Company	78,372
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	47,421
Building & Improvements, Gross	78,372
Total real estate investments	125,793
Accumulated Depreciation	$ (9,208)
Oregon | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 5,252
Building & improvements, Initial Cost to Company	14,460
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	5,252
Building & Improvements, Gross	14,460
Total real estate investments	19,712
Accumulated Depreciation	$ (1,586)
Oregon | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 11,252
Building & improvements, Initial Cost to Company	17,466
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	11,252
Building & Improvements, Gross	17,466
Total real estate investments	28,718
Accumulated Depreciation	$ (2,740)
Pennsylvania | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	65
Land & Improvements, Initial Cost to Company	$ 82,256
Building & improvements, Initial Cost to Company	264,980
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,220
Land & Improvements, Gross	82,256
Building & Improvements, Gross	267,200
Total real estate investments	349,456
Accumulated Depreciation	$ (26,813)
Pennsylvania | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	43
Land & Improvements, Initial Cost to Company	$ 41,168
Building & improvements, Initial Cost to Company	95,778
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	41,168
Building & Improvements, Gross	95,778
Total real estate investments	136,946
Accumulated Depreciation	$ (10,900)
Rhode Island | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 3,108
Building & improvements, Initial Cost to Company	9,642
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	3,108
Building & Improvements, Gross	9,642
Total real estate investments	12,750
Accumulated Depreciation	$ (946)
Rhode Island | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 6,093
Building & improvements, Initial Cost to Company	13,369
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	6,093
Building & Improvements, Gross	13,369
Total real estate investments	19,462
Accumulated Depreciation	$ (1,465)
South Carolina | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	44
Land & Improvements, Initial Cost to Company	$ 42,807
Building & improvements, Initial Cost to Company	141,049
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	2,284
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	6,441
Land & Improvements, Gross	45,091
Building & Improvements, Gross	147,490
Total real estate investments	192,581
Accumulated Depreciation	$ (17,006)
South Carolina | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	32
Land & Improvements, Initial Cost to Company	$ 25,006
Building & improvements, Initial Cost to Company	56,242
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	25,006
Building & Improvements, Gross	56,242
Total real estate investments	81,248
Accumulated Depreciation	$ (5,150)
South Dakota | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	12
Land & Improvements, Initial Cost to Company	$ 22,431
Building & improvements, Initial Cost to Company	68,490
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	22,431
Building & Improvements, Gross	68,490
Total real estate investments	90,921
Accumulated Depreciation	$ (6,186)
South Dakota | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	6
Land & Improvements, Initial Cost to Company	$ 8,447
Building & improvements, Initial Cost to Company	30,069
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	8,447
Building & Improvements, Gross	30,069
Total real estate investments	38,516
Accumulated Depreciation	$ (3,552)
Tennessee | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	62
Land & Improvements, Initial Cost to Company	$ 73,401
Building & improvements, Initial Cost to Company	208,685
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	7,273
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	8,679
Land & Improvements, Gross	80,674
Building & Improvements, Gross	217,364
Total real estate investments	298,038
Accumulated Depreciation	$ (20,548)
Tennessee | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	63
Land & Improvements, Initial Cost to Company	$ 70,965
Building & improvements, Initial Cost to Company	155,002
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	1,046
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,792
Land & Improvements, Gross	72,011
Building & Improvements, Gross	158,794
Total real estate investments	230,805
Accumulated Depreciation	$ (18,408)
Utah | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	10
Land & Improvements, Initial Cost to Company	$ 24,887
Building & improvements, Initial Cost to Company	41,572
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	24,887
Building & Improvements, Gross	41,572
Total real estate investments	66,459
Accumulated Depreciation	$ (4,685)
Utah | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 4,751
Building & improvements, Initial Cost to Company	11,404
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	4,751
Building & Improvements, Gross	11,404
Total real estate investments	16,155
Accumulated Depreciation	$ (1,297)
Vermont | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	5
Land & Improvements, Initial Cost to Company	$ 1,754
Building & improvements, Initial Cost to Company	3,015
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,754
Building & Improvements, Gross	3,015
Total real estate investments	4,769
Accumulated Depreciation	$ (415)
Vermont | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	2
Land & Improvements, Initial Cost to Company	$ 565
Building & improvements, Initial Cost to Company	1,024
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	565
Building & Improvements, Gross	1,024
Total real estate investments	1,589
Accumulated Depreciation	$ (175)
Virginia | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	36
Land & Improvements, Initial Cost to Company	$ 50,300
Building & improvements, Initial Cost to Company	135,190
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	50,300
Building & Improvements, Gross	135,190
Total real estate investments	185,490
Accumulated Depreciation	$ (13,822)
Virginia | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	15
Land & Improvements, Initial Cost to Company	$ 12,755
Building & improvements, Initial Cost to Company	36,650
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	12,755
Building & Improvements, Gross	36,650
Total real estate investments	49,405
Accumulated Depreciation	$ (3,619)
Washington | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	11
Land & Improvements, Initial Cost to Company	$ 17,454
Building & improvements, Initial Cost to Company	38,091
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	17,454
Building & Improvements, Gross	38,091
Total real estate investments	55,545
Accumulated Depreciation	$ (5,566)
Washington | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	11
Land & Improvements, Initial Cost to Company	$ 29,172
Building & improvements, Initial Cost to Company	34,104
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	108
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	3,607
Land & Improvements, Gross	29,280
Building & Improvements, Gross	37,711
Total real estate investments	66,991
Accumulated Depreciation	$ (4,835)
West Virginia | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	14
Land & Improvements, Initial Cost to Company	$ 13,524
Building & improvements, Initial Cost to Company	38,876
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	13,524
Building & Improvements, Gross	38,876
Total real estate investments	52,400
Accumulated Depreciation	$ (2,900)
West Virginia | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	11
Land & Improvements, Initial Cost to Company	$ 7,835
Building & improvements, Initial Cost to Company	16,173
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	7,835
Building & Improvements, Gross	16,173
Total real estate investments	24,008
Accumulated Depreciation	$ (2,114)
Wyoming | Unencumbered
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	3
Land & Improvements, Initial Cost to Company	$ 1,446
Building & improvements, Initial Cost to Company	3,558
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Land & Improvements, Gross	1,446
Building & Improvements, Gross	3,558
Total real estate investments	5,004
Accumulated Depreciation	$ (266)
Wyoming | (f)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | Property	4
Land & Improvements, Initial Cost to Company	$ 7,199
Building & improvements, Initial Cost to Company	16,642
Land & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	0
Building & Improvements, Cost Capitalized Subsequent to Acquisition including Impairment	(238)
Land & Improvements, Gross	7,199
Building & Improvements, Gross	16,404
Total real estate investments	23,603
Accumulated Depreciation	$ (1,326)